[Letterhead of Paul Hastings LLP]

(212) 318-6054 vadimavdeychik@paulhastings.com

November 17, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Gabelli NextShares Trust (the "Trust") File Numbers: 333-211881; 811-23160

Ladies and Gentlemen:

On behalf of the Trust, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, transmitted herewith is the Pre-Effective Amendment No.1. The Pre-Effective Amendment No. 1 is being filed for purposes of: (i) responding to comments received from the Staff of the U.S. Securities and Exchange Commission (“SEC”) on the initial Registration Statement on Form N-1A, which was filed with the SEC on June 6, 2016; (ii) including exhibits; and (iii) including audited financial statements and report of independent registered public accounting firm.

Pursuant to Rule 461 of the Securities Act of 1933, as amended, the Trust requests acceleration of the effective date of the Registration Statement to the time of filing on November 17, 2016, or as soon thereafter as practicable. A request for acceleration is transmitted herewith. Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Vadim Avdeychik

Vadim Avdeychik

for PAUL HASTINGS LLP